UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

431 North Pennsylvania, Indianapolis, IN 46204

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	03/31

Date of reporting period:	03/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

March 31, 2007

Fund Advisor:

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

(800) 330-1438

Dear Shareholders;

The year just passed has been generally kind to bond investors. Bonds have appreciated in value and volatility in price has been moderate. The paradox is that with interest rates at relatively low levels, and the yield curve inverted, the return relative to risk also remains quite modest.

The managers of your Tributary Income Fund remain focused on delivering the best returns relative to the risk taken. Given the current environment, for defensive purposes, we believe that means holding U.S. Treasury and Federal Agency Notes with shorter maturities. We believe there is too little reward for taking the additional interest rate risk of intermediate and longer-term securities, and the incremental yields available from Corporate Bonds, Asset-Backed, Mortgage-Backed, and especially lower credit quality notes is inadequate for the credit risk imbedded in those instruments.

During the first three months of the past year, interest rates rose modestly, pushing bond prices lower. The Tributary Income Fund performed quite well during this period as a result of its strategy of avoiding longer maturities in the current interest rate environment.

At the end of those first three months of the fiscal year, the Federal Reserve ended its long program of raising the Federal Funds Rate, and the bond market celebrated by bidding up the price of intermediate and longer-dated issues. Interest rates fell by 75 basis points in the July-September quarter, and have held in a fairly tight range since then.

During this period, the Tributary Income Fund did not rise as much in price as its benchmark because of the short maturity strategy the fund managers were pursuing. When interest rates fall, bond prices rise. The longer the maturity the more the price rises. The Tributary Income Fund had a shorter than average maturity during the period which resulted in the Fund lagging the Lehman Intermediate Government/Corporate Bond Index.

We will continue to work intently on adding value wherever we can, but to continue to only take the risks that, we believe, are adequately compensated.

Thank you for your continued confidence in Tributary Capital Management.

Sincerely,

David C. Jordan, CFA

Senior Portfolio Manager

Tributary Capital Management

Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of March 31, 2007, and are not intended as a forecast or investment recommendations.  The indexes mentioned are not available for investment, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-330-1438.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Intermediate Government/ Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on April 18, 2006 (commencement of Fund operations) and held through March 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-330-1438. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The results shown for the Fund include reinvested distributions, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. The market indexes are unmanaged, do not reflect expenses or the effects of taxes. You cannot invest directly into an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

Fund Holdings –

1As a percentage of net assets.

Availability of Portfolio Schedule –

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses –

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 - March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Tributary Income Fund	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid during the Period October 1, 2006 - March 31, 2007*
Actual	$1,000.00	$1,026.57	$5.08
Hypothetical**	$1,000.00	$1,019.91	$5.07

* Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Tributary Income Fund
Schedule of Investments
March 31, 2007
	Principal
Government Agency Bonds - 26.36%	Amount	Value

Federal Farm Credit Bank - 1.41%
FFCB, 6.000%, 03/07/2011	$ 200,000	$ 208,342

Federal Home Loan Mortgage Corporation - 9.18%
Freddie Mac, 5.250%, 04/18/2016	750,000	765,286
Freddie Mac, 5.250%, 11/05/2012	100,000	99,890
Freddie Mac, 5.750%, 01/15/2012	475,000	493,581
		1,358,757

Federal National Mortgage Association - 15.77%
Fannie Mae, 6.000%, 09/25/2014	1,000,000	1,001,318
Fannie Mae, 5.250%, 09/15/2016	1,000,000	1,019,862
Fannie Mae, 6.250%, 02/01/2011	300,000	314,972
		2,336,152

TOTAL GOVERNMENT AGENCY BONDS (Cost $3,883,161)		3,903,251

U.S. Treasury Notes - 61.99%
U.S. Treasury Note, 2.625%, 03/15/2009	500,000	481,992
U.S. Treasury Note, 2.750%, 08/15/2007	1,000,000	991,797
U.S. Treasury Note, 3.000%, 07/15/2012 (a)	844,253	885,212
U.S. Treasury Note, 3.375%, 12/15/2008	700,000	685,508
U.S. Treasury Note, 3.500%, 05/31/2007	1,000,000	997,813
U.S. Treasury Note, 3.625%, 06/30/2007	1,000,000	996,758
U.S. Treasury Note, 3.750%, 05/15/2008	400,000	395,360
U.S. Treasury Note, 3.875%, 07/31/2007	1,000,000	996,446
U.S. Treasury Note, 4.000%, 09/30/2007	1,000,000	995,274
U.S. Treasury Note, 4.375%, 12/31/2007	250,000	248,926
U.S. Treasury Note, 6.125%, 08/15/2007	1,000,000	1,004,219
U.S. Treasury Note, 6.625%, 05/15/2007	500,000	500,750

TOTAL U.S. TREASURY NOTES (Cost $9,145,790)		9,180,055

Preferred Stock - 6.96%	Shares
Aegon NV, 6.375%	10,000	258,200
Morgan Stanley Capital, 6.600%	10,000	257,100
Wachovia Preferred Funding, 7.250%	10,000	277,500
Wells Fargo Capital, 5.625%	10,000	237,500

TOTAL PREFERRED STOCK (Cost $1,028,794)		1,030,300

Money Market Securities - 1.22%
Huntington Money Market Fund, 4.450% (b)	181,575	181,575

TOTAL MONEY MARKET SECURITIES (Cost $181,575)		181,575

TOTAL INVESTMENTS (Cost $14,239,320) - 96.53%		$ 14,295,181

Other assets less liabilities - 3.47%		514,348

TOTAL NET ASSETS - 100.00%	$ 14,809,529

(a) Treasury Inflation Protected Security.

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund
Statement of Assets and Liabilities
March 31, 2007

Assets
Investments in securities, at value (cost $14,239,320)	$ 14,295,181
Receivable for fund shares sold	24,000
Receivable for investment sold	500,000
Receivable due from advisor (a)	4,367
Interest receivable	135,121
Dividends receivable	8,047
Prepaid expenses	1,955
Total Assets	14,968,671

Liabilities
Income distribution payable	37,621
Payable for fund shares redeemed	96,173
Payable to administrator, fund accountant, transfer agent	6,514
Payable to trustees and other officers	875
Payable to custodian	438
Other accrued expenses	17,521
Total Liabilities	159,142

Net Assets	$ 14,809,529

Net Assets Consist Of:
Paid in capital	$ 14,649,028
Accumulated undistributed net investment income	6,253
Accumulated net realized gain from investment transactions	98,387
Net unrealized appreciation on investments	55,861

Net Assets	$ 14,809,529

Shares outstanding (unlimited number of shares authorized)	1,387,488

Net asset value and offering price per share	$ 10.67

Redemption price per share (b) ($10.67 * 99%)	$ 10.56
(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase, unless the shares are held in omnibus accounts. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund
Statement of Operations
For the period April 18, 2006 (a) through March 31, 2007

Investment Income
Dividend income	$ 12,031
Interest income	706,984
Total Investment Income	719,015

Expenses
Investment Advisor fee (b)	57,050
Administration expenses	30,085
Transfer agent expenses	25,027
Fund accounting expenses	24,820
Registration expenses	23,845
Auditing expenses	15,000
Legal expenses	12,252
Trustee expenses	5,721
CCO expenses	4,838
Custodian expenses	4,481
Pricing expenses	4,236
Miscellaneous expenses	2,101
Insurance expenses	672
Printing expenses	143
Total Expenses	210,271
Less: Waiver and reimbursement by Advisor (b)	(67,219)
Net operating expenses	143,052
Net Investment Income	575,963

Realized & Unrealized Gain
Net realized gain on investment securities	101,867
Change in unrealized appreciation (depreciation) on investment securities	55,861
Net realized and unrealized gain on investment securities	157,728
Net Increase In Net Assets Resulting From Operations	$ 733,691

(a) The date the Fund commenced operations.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund
Statement of Changes In Net Assets

Period Ended
March 31, 2007 (a)
Operations
Net investment income	$ 575,963
Net realized gain on investment securities	101,867
Change in unrealized appreciation (depreciation) on investments	55,861
Net increase in net assets resulting from operations	733,691
Distributions
From net investment income	(569,710)
From net capital gain	(3,480)
Total distributions	(573,190)
Capital Share Transactions
Proceeds from fund shares sold	16,411,666
Reinvestment of distributions	149,548
Amount paid for fund shares repurchased	(8,203,873)
Net increase in net assets resulting from capital share transactions	8,357,341

Total Increase in Net Assets	8,517,842

Net Assets
Beginning of period as a result of conversion (b)	6,291,687
End of period	$ 14,809,529

Accumulated undistributed net investment income included in net assets at end of period	$ 6,253

Capital Share Transactions
Shares issued in conversion	595,403
Shares sold	1,550,765
Shares purchased in reinvestment of distributions	14,108
Shares repurchased	(772,788)

Net increase from capital share transactions	1,387,488

(a) For the period April 18, 2006 (the date the Fund commenced operations) through March 31, 2007.
(b) See Note 2 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund
Financial Highlights
(For a share outstanding during the period)

	Period Ended
	March 31, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.57
Income from investment operations:
Net investment income	0.39
Net realized and unrealized gain	0.10
Total from investment operations	0.49

Less distribution:
From net investment income	(0.39)
From net realized gain	-	(b)
Total distributions	(0.39)

Paid in capital from redemption fees (f)	-

Net asset value, end of period	$ 10.67

Total Return (c)	4.74%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 14,810
Ratio of expenses to average net assets	1.00%	(e)
Ratio of expenses to average net assets
before reimbursement	1.47%	(e)
Ratio of net investment income to
average net assets	4.03%	(e)
Ratio of net investment income to
average net assets before reimbursement	3.56%	(e)
Portfolio turnover rate	0.00%

(a) For the period April 18, 2006 (the date the Fund commenced operations) through March 31, 2007.
(b) Net realized gain distribution resulted in less than $0.005 per share for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Redemption fees resulted in less than $0.005 per share for the period.

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund

Notes to the Financial Statements

March 31, 2007

NOTE 1. ORGANIZATION

Tributary Income Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated December 18, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment advisor to the Fund is Tributary Capital Management (the “Advisor”). The Fund commenced operations on April 18, 2006. The investment objective of the Fund is current income.

NOTE 2. TRANSFER OF ASSETS

At the close of business on April 17, 2006, the Fund assumed all of the assets of the Union Colony Common Income Fund (the “Common Income Fund”), a bank common fund sponsored by Union Colony Bank and advised by the advisor’s investment staff since April 1996 using the same investment strategies as those used to manage the Fund. The transfer was accomplished by a tax-free exchange of 595,403 shares of the Common Income Fund (valued at $10.57 per share) for 595,403 shares of the Fund (valued at $10.57 per share).

The Common Income Fund’s net assets on the date of the transfer amounted to $6,291,687. The aggregate net assets of the Common Income Fund and the Fund immediately before the acquisition were $6,291,687 and $0, respectively. The combined net assets immediately after the acquisition amounted to $6,291,687, including accumulated unrealized appreciation of $0, for 595,403 shares outstanding.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The good faith pricing guidelines may be used

Tributary Income Fund

Notes to the Financial Statements

March 31, 2007

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES – continued

in instances when a corporate debt security in which the Fund has invested is downgraded below an investment grade and a market price is no longer available.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute all of its net investment income, if any, as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and net realized short-term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such reclassifications for the period ended March 31, 2007.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Tributary Income Fund

Notes to the Financial Statements

March 31, 2007

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Fund. For the period April 18, 2006 (commencement of Fund operations) through March 31, 2007, the Advisor earned a fee of $57,050 from the Fund before the waiver and reimbursement described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), do not exceed 1.00% of the Fund’s average daily net assets through March 31, 2008. For the period April 18, 2006 (commencement of Fund operations) through March 31, 2007, the Advisor waived management fees and/or reimbursed fund expenses totaling $67,219. Each waiver or reimbursement by the Advisor, including reimbursable offering costs, with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation described above. Accordingly, $67,219 of waived fees and reimbursed expenses and $14,410 of offering costs are subject to recoupment from the Fund by the Advisor until March 31, 2010. As of March 31, 2007, the Advisor owed $4,367 to the Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period April 18, 2006 (commencement of Fund operations) through March 31, 2007, Unified earned fees of $30,085 for administrative services provided to the Fund. As of March 31, 2007, the Fund owed Unified $2,502 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”) and of the principal distributor of the Fund. For the period April 18, 2006 (commencement of operations) through March 31, 2007, Huntington National Bank earned fees of $4,481 for custody services provided to the Fund. At March 31, 2007, the Fund owed the Custodian $438.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the period April 18, 2006 (commencement of Fund operations) through March 31, 2007, Unified earned fees of $19,783 from the Fund for transfer agent services provided to the Fund and $5,244 in reimbursement of out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period April 18, 2006 (commencement of Fund operations) through March 31, 2007, Unified earned fees of $24,820 from the Fund for fund accounting services provided to the Fund. As of March, 31, 2007, the Fund owed Unified $1,534 for transfer agent services, $395 in reimbursement of out-of-pocket expenses and $2,083 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the period April 18, 2006 (commencement of operations) to March 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 5. INVESTMENTS

For the period ended March 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Tributary Income Fund

Notes to the Financial Statements

March 31, 2007

NOTE 5. INVESTMENTS - continued

As of March 31, 2007, the net unrealized appreciation of investments for, tax purposes was as follows:

At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $14,239,324.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2007, Penfirn Co., for the benefit of its customers, owned 100 % of the Fund. As a result, Penfirn Co., an affiliate of the Advisor, maybe deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

For the period April 18, 2006 (commencement of Fund operations) through March 31, 2007, the Fund paid monthly distributions of net investment income totaling $0.3898 per share.

On December 27, 2006, the fund paid a short-term capital gain distribution of $0.0023 to shareholders of record on December 26, 2006.

The tax characterization of distributions for the period ended March 31, 2007 was as follows:

As of March 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $4.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

Tributary Income Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tributary Income Fund (the “Fund”), a series of the Unified Series Trust, as of March 31, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period April 18, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tributary Income Fund as of March 31, 2007 and the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

May 14, 2007

TRUSTEES AND OFFICERS - (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and officers.

Independent Trustees

Name, Address*, (Date of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age 59) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age 61) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age 56) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age 55) Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Principal Officers

Name, Address*, (Date of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Anthony J. Ghoston (Age 48) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

J. Michael Landis (Age 36) Interim Chief Financial Officer and Treasurer, March 2007 to present

Vice President Fund Accounting and Fund Administration for Unified Fund Services, since October, 2006; Director of Fund Accounting and Fund Administration for PFPC July 2006 - October 2006; Manager Fund Accounting for Unified Fund Services November 2004 – July 2006; Manager Fund Accounting for Mellon Financial Corporation November 1998 – November 2004.

Lynn E. Wood (Age 60) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (Age 31) Secretary, July 2005 to present; Assistant Secretary, September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

*	The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 39 series.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes information about the trustees and is available, without charge, upon request. You may call toll-free (800) 330-1438 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at (800) 330-1438 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)          For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)           Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Tributary Income Fund

FY 2007	$ 14,000
FY 2006	N/A

(b)	Audit-Related Fees

Tributary Income Fund	Registrant	Adviser
FY 2007	$ 0	$ 0
FY 2006	N/A	N/A

Nature of the fees:

(c)	Tax Fees

Tributary Income Fund

FY 2007	$ 1,950
FY 2006	N/A

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

Tributary Income Fund
Registrant	Adviser
FY 2007	$ 0
FY 2006	N/A

Nature of the fees:

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser
FY 2007	$ 0	$0
FY 2006	N/A	N/A

(h)           Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.	Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date: 06/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date: 06/11/2007

By	*/s/ J. Michael Landis
J. Michael Landis, Treasurer

Date: 06/11/2007